INVENTORIES	12 Months Ended
Dec. 31, 2020
Disclosure of inventories [Abstract]
INVENTORIES	INVENTORIES

	December 31, 2020	December 31, 2019
Stockpiled ore (1)	$157,141	$16,559
Leach pad inventory	284,355	171,768
Work-in-process	4,368	1,596
Finished goods	38,661	14,141
Materials and supplies	87,466	35,354
	571,991	239,418
Stockpiled ore - non-current	(132,912)	—
Materials and supplies - non-current	(1,700)	(1,848)
	$437,379	$237,570
(1) At December 31, 2020, stockpiled ore includes $12.5 million and $132.9 million of current and non-current stockpiled sulfide ore, respectively, related to Çöpler (December 31, 2019 - Nil current and non-current stockpiled sulfide ore related to Çöpler).

As at December 31, 2020, the Company has recognized a provision of $7.2 million (2019 - $3.3 million) for obsolete materials and supplies inventory.

During the year ended December 31, 2020, the Company recognized $8.6 million (2019 - $3.6 million) in write-downs of stockpiled ore inventories to NRV as an expense, included in cost of sales, in the consolidated statements of income.